SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 4,984,285	$ 4,506,170